Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

April 30, 2021

LSF-QTLY-0621
1.800341.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.9%
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A (a)	35,700	$84,020
Facebook, Inc. Class A (a)	217,100	70,575
Tencent Holdings Ltd. sponsored ADR	313,000	24,934
		179,529
Media - 3.6%
Altice U.S.A., Inc. Class A (a)	1,427,600	51,836
Nexstar Broadcasting Group, Inc. Class A	347,798	51,269
		103,105
Wireless Telecommunication Services - 3.0%
T-Mobile U.S., Inc.	653,000	86,281

TOTAL COMMUNICATION SERVICES		368,915

CONSUMER DISCRETIONARY - 21.2%
Automobiles - 2.3%
Tesla, Inc. (a)	92,300	65,481
Hotels, Restaurants & Leisure - 12.8%
Airbnb, Inc. Class A	7,700	1,330
Boyd Gaming Corp. (a)	1,482,700	98,081
Caesars Entertainment, Inc. (a)	1,545,180	151,177
Penn National Gaming, Inc. (a)	1,168,970	104,179
Studio City International Holdings Ltd. ADR (a)	695,700	7,931
		362,698
Household Durables - 3.0%
Lennar Corp. Class A	137,000	14,193
Tempur Sealy International, Inc.	1,526,200	58,209
Whirlpool Corp.	58,300	13,785
		86,187
Internet & Direct Marketing Retail - 1.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	127,400	29,423
Amazon.com, Inc. (a)	6,400	22,191
		51,614
Specialty Retail - 1.3%
Lowe's Companies, Inc.	192,100	37,700

TOTAL CONSUMER DISCRETIONARY		603,680

CONSUMER STAPLES - 3.6%
Food Products - 3.6%
Darling Ingredients, Inc. (a)	586,083	40,703
JBS SA	11,023,700	61,125
		101,828
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc. (a)	198,700	15,403
Renewable Energy Group, Inc. (a)	215,500	11,965
		27,368
FINANCIALS - 4.4%
Banks - 2.0%
Bank of America Corp.	652,399	26,442
JPMorgan Chase & Co.	199,700	30,716
		57,158
Consumer Finance - 1.6%
OneMain Holdings, Inc.	788,900	44,865
Insurance - 0.8%
Arthur J. Gallagher & Co.	156,900	22,743

TOTAL FINANCIALS		124,766

HEALTH CARE - 11.3%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	126,100	21,271
Regeneron Pharmaceuticals, Inc. (a)	25,000	12,033
		33,304
Health Care Providers & Services - 3.9%
HCA Holdings, Inc.	114,900	23,102
Humana, Inc.	80,800	35,975
Oak Street Health, Inc. (a)	3,000	185
UnitedHealth Group, Inc.	133,500	53,240
		112,502
Life Sciences Tools & Services - 5.8%
Charles River Laboratories International, Inc. (a)	80,900	26,895
IQVIA Holdings, Inc. (a)	370,100	86,859
Thermo Fisher Scientific, Inc.	107,500	50,550
		164,304
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.	208,000	12,983

TOTAL HEALTH CARE		323,093

INDUSTRIALS - 5.1%
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	111,600	15,526
Airlines - 1.1%
Air Canada (a)	1,577,500	31,790
Building Products - 0.9%
Carrier Global Corp.	570,200	24,849
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (a)	46,866	6
Electrical Equipment - 0.0%
Array Technologies, Inc.	45,100	1,270
Machinery - 0.9%
Allison Transmission Holdings, Inc.	231,300	9,592
Fortive Corp.	207,400	14,688
		24,280
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	13
Professional Services - 0.6%
ASGN, Inc. (a)	162,500	17,092
Trading Companies & Distributors - 1.1%
United Rentals, Inc. (a)	93,200	29,819

TOTAL INDUSTRIALS		144,645

INFORMATION TECHNOLOGY - 29.7%
Electronic Equipment & Components - 3.8%
CDW Corp.	138,400	24,681
Vontier Corp. (a)	97,040	3,041
Zebra Technologies Corp. Class A (a)	162,200	79,111
		106,833
IT Services - 11.2%
EPAM Systems, Inc. (a)	170,200	77,909
Global Payments, Inc.	294,100	63,123
GoDaddy, Inc. (a)	261,600	22,712
MasterCard, Inc. Class A	118,000	45,083
PayPal Holdings, Inc. (a)	261,000	68,458
Visa, Inc. Class A	182,600	42,648
		319,933
Semiconductors & Semiconductor Equipment - 6.1%
Lam Research Corp.	132,600	82,272
Microchip Technology, Inc.	254,500	38,249
Micron Technology, Inc. (a)	285,500	24,573
ON Semiconductor Corp. (a)	723,500	28,217
		173,311
Software - 8.6%
Adobe, Inc. (a)	171,800	87,333
Microsoft Corp.	346,200	87,305
Palo Alto Networks, Inc. (a)	108,300	38,272
SS&C Technologies Holdings, Inc.	438,297	32,530
		245,440

TOTAL INFORMATION TECHNOLOGY		845,517

MATERIALS - 5.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	433,900	21,101
The Chemours Co. LLC	1,129,328	34,106
		55,207
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	407,300	25,912
WestRock Co.	659,700	36,778
		62,690
Metals & Mining - 1.3%
First Quantum Minerals Ltd.	1,634,200	37,666

TOTAL MATERIALS		155,563

UTILITIES - 2.8%
Electric Utilities - 2.1%
NRG Energy, Inc.	805,800	28,864
PG&E Corp. (a)	2,784,279	31,518
		60,382
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	1,162,965	19,619

TOTAL UTILITIES		80,001

TOTAL COMMON STOCKS
(Cost $1,316,574)		2,775,376

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.04% (b)
(Cost $89,983)	89,968,315	89,986
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,406,557)		2,865,362
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(18,948)
NET ASSETS - 100%		$2,846,414

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39
Fidelity Securities Lending Cash Central Fund	26
Total	$65

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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